Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Shares Issued and Fully Paid
Shares issued and fully paid

	At December 31,
	2016		2017		2018
	Shares	Amount	Shares	Amount	Shares	Amount
	(in thousands, except for share data)
Ordinary shares	75,030,078	€1,501	80,024,707	€1,597	94,732,539	€1,895
Converted to U.S. dollars at historical exchange rates		$1,923		$2,031		$2,384